Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and contingencies (Textual)
Operating lease right-of-use asset	$ 121,777
Operating lease liabilities	$ 121,777
Commitments and contingencies, description	The Company has entered into a lease agreement for office with a lease period ranging from January 10, 2019 to January 9, 2022. Total commitment for the full term of the lease will be $199,085.